Long-Term Debt Long Term Debt (Repayment Schedule) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 15,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	15,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	15,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	394,399
Long-term Debt	$ 439,399	$ 430,000